Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation
SHARE-BASED COMPENSATION

NOTE 10:-	SHARE-BASED COMPENSATION

a.	In February 2014, the Company’s board of directors adopted an Employee Shares Incentive Plan (the “2014 Plan”). Under the 2014 Plan, options may be granted to employees, officers, directors, consultants, advisers and service providers of the Company.

On May 17, 2018, the board of directors approved an increase to the Company’s option pool of 4,392,029 options. As a result, the Company has a total of 17,100,000 options in the pool.

b.	On November 23, 2015, the Company’s shareholders, at a general meeting of shareholders approved the former Deputy CEO and CFO terms of service, including a grant of options, which is an exception from the Company’s compensation policy, as further described below. The terms of service included among others, a grant of 2,658,246 options, exercisable for 2,658,246 ordinary shares, no par value, of the Company at an exercise price of NIS 1.286 per share. The total benefit in respect of the grant calculated at the grant date was NIS 3,033.

On March 28, 2017, 500,000 options were exercised into 500,000 ordinary shares by the Company’s former Deputy CEO and CFO.

During January, 2018, 310,180 options were exercised into 310,180 ordinary shares by the Company’s former Deputy CEO and CFO. The remaining 297,420 options expired on February 28, 2018.

c.	Details on share-based payment for service providers:

1.	On February 28, 2017, the board of directors approved the issuance to a consultant of 15,000 ADSs. The issuance was made in three equal tranches, of 5,000 ADSs each. The first tranche was issued in May 2017, the second tranche was issued in July 2017 and the third tranche was issued in November 2017.

2.	On July 23, 2017, the Company issued 7,515 ADSs to a consultant. On June 28, 2017, the board of directors approved the issuance of ADSs.

3.	On November 26, 2018 the Company issued 9,000 ADSs to a consultant. On November 12, 2018, the board of directors approved the issuance of ADSs.

4.	On December 2, 2018 the Company issued 2,100 ADSs to a consultant. On November 12, 2018, the board of directors approved the issuance of ADSs. In addition the Company issued warrants to purchase 4,500 ADSs exercisable at $4.803 per ADS for one year from the agreement date and are fully vested from the issuance date.

d.	Expense recognized in the financial statements:

The expense that was recognized for services received from employees, directors and service providers is as follows:

				Convenience translation (Note 2d)
	Year ended December 31,			Year ended December 31,
	2016	2017	2018	2018
	N I S			U.S. dollars

Research and development	253	1,940	807	215
General and administrative	1,299	3,444	3,730	996

Total share-based compensation	1,552	5,384	4,537	1,211

e.	Activity during the year:

The table below includes the number of share options, and the weighted average of their exercise prices:

	2017		2018
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price
		NIS		NIS

Outstanding at beginning of year	5,979,973	1.25	10,752,668	1.18
Options exercised for shares	(696,980)	1.16	(310,180)	1.29
Options forfeited	(166,667)	0.63	(170,375)	1.34
Option Expired	(726,512)	1.69	(693,756)	1.39
Granted	6,362,854	1.16	3,435,790	1.21

Outstanding at end of year	10,752,668	1.18	13,014,147	1.18

f.	The following table summarize information about the Company’s outstanding and exercisable options granted to employees and consultants as of December 31, 2018:

Exercise price (Range)	Options outstanding as of December 31, 2018	Weighted average remaining contractual term	Options exercisable as of December 31, 2018	Weighted average remaining contractual term
		(years)		(years)
0.001 - 1.35	10,129,937	8.4	3,802,949	8.0
1.35 - 1.8	2,596,210	7.4	1,445,688	6.0
1.8 - 2.1	288,000	6.6	288,000	6.6
	13,014,147	8.2	5,536,637	7.4

g.	Measuring the fair value of share options settled by equity instruments:

The Company measures the fair value of the options under the Black-Scholes model. Fair values were estimated using the following assumptions for the years ended December 31, 2017 and 2018, is as follows:

	2017	2018

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	81.56%-85.61%	59.23%-84.66%
Risk-free interest rate (%)	1.94%-2.52%	1.86%-3.19%
Expected life of share options (years)	10	1-10

Based on the assumptions above, the fair value of options granted in the years 2017-2018 was NIS 11,688 at the grant date.

The determination of the grant date fair value of options using an option pricing model (the Company utilizes the Black-Scholes model) is affected by estimates and assumptions regarding a number of complex and subjective variables. These variables include the expected volatility of the Company’s share price over the expected term of the options, share option exercise and cancellation behaviors, risk-free interest rates and expected dividends, which are estimated as follows:

1.	The expected share price volatility is based on the historical volatility in the trading price of the Company’s ordinary shares as well as comparable companies on the TASE and on the Nasdaq and benchmarks of related companies.

2.	The expected term of options granted is based upon the contractual life of the options and represents the period of time that options granted are expected to be outstanding.

5.	The risk-free interest rate is based on the yield from Israeli government bonds with a term equivalent to the contractual life of the options.

6.	The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero.